INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 151,521,641		$ 186,283,548
Land		14,092,429		18,599,345
Other assets		15,339,655		17,655,542
Total Assets		180,953,725		222,538,435
LIABILITIES AND PARTNERS’ CAPITAL
Mortgages and construction loans payable		124,582,023		154,116,087
Accounts payable and accrued expenses		2,939,277		2,937,869
Other liabilities		13,830,978		16,470,525
Total Liabilities		141,352,278		173,524,481
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	$ 33,921,733	33,921,733	$ 39,048,106	39,048,106
Other partners		5,679,714		9,965,848
Partners Capital		39,601,447		49,013,954
Liabilities and Stockholders' Equity		180,953,725		222,538,435
Series Forty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		41,201,660		59,585,266
Land		4,061,785		6,625,243
Other assets		4,258,239		5,864,937
Total Assets		49,521,684		72,075,446
LIABILITIES AND PARTNERS’ CAPITAL
Mortgages and construction loans payable		34,176,149		51,300,449
Accounts payable and accrued expenses		922,544		1,007,647
Other liabilities		1,748,764		3,773,605
Total Liabilities		36,847,457		56,081,701
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	10,486,207	10,486,207	11,621,602	11,621,602
Other partners		2,188,020		4,372,143
Partners Capital		12,674,227		15,993,745
Liabilities and Stockholders' Equity		49,521,684		72,075,446
Series Forty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		26,563,277		39,693,966
Land		2,801,342		4,744,800
Other assets		2,641,843		3,410,869
Total Assets		32,006,462		47,849,635
LIABILITIES AND PARTNERS’ CAPITAL
Mortgages and construction loans payable		23,389,735		34,627,115
Accounts payable and accrued expenses		767,182		667,519
Other liabilities		2,147,713		2,351,962
Total Liabilities		26,304,630		37,646,596
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	4,920,856	4,920,856	7,987,340	7,987,340
Other partners		780,976		2,215,699
Partners Capital		5,701,832		10,203,039
Liabilities and Stockholders' Equity		32,006,462		47,849,635
Series Forty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		83,756,704		87,004,316
Land		7,229,302		7,229,302
Other assets		8,439,573		8,379,736
Total Assets		99,425,579		102,613,354
LIABILITIES AND PARTNERS’ CAPITAL
Mortgages and construction loans payable		67,016,139		68,188,523
Accounts payable and accrued expenses		1,249,551		1,262,703
Other liabilities		9,934,501		10,344,958
Total Liabilities		78,200,191		79,796,184
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	$ 18,514,670	18,514,670	$ 19,439,164	19,439,164
Other partners		2,710,718		3,378,006
Partners Capital		21,225,388		22,817,170
Liabilities and Stockholders' Equity		$ 99,425,579		$ 102,613,354